Stock-Based Compensation (Tables)	12 Months Ended
Feb. 28, 2014
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2014	2013	2012

Risk-free rate	-	-	1.11%
Dividend yield	-	-	Nil%
Volatility factor of the expected market price of the Company’s common shares	-	-	97%
Weighted average expected life of the options (months)	-	-	120